Annual Total Returns[BarChart] - Federated Hermes Government Income Securities Inc - F	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.70%	2.90%	(2.35%)	4.67%	0.39%	1.09%	1.80%	0.25%	5.83%	5.37%